Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of premises and equipment
	2017	2016
	(In Thousands)
Premises	$4,946	$4,355
Furniture and equipment	3,356	3,628

	8,302	7,983
Accumulated depreciation and amortization	(5,238)	(4,808)

	$3,064	$3,175

Schedule of future minimum rental payments under these leases
Years ending December 31,
2018	$449
2019	439
2020	390
2021	368
2022	307
Thereafter	1,626
Total	$3,579